Shareholders’ Equity - Schedule of Cumulative Redeemable Preferred Shares (Details)	12 Months Ended
Dec. 31, 2022 $ / shares $ / shares shares
Class of Stock
Redemption price (in shares)	$ 25.50
Series A
Class of Stock
Current yield	3.06%
Annual dividend per share	$ 0.76500
Redemption price (in shares)	$ 25
Series A | Five year government of Canada bond yield
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	2.66%
Series B
Class of Stock
Redemption price (in shares)	$ 25
Preferred stock floating dividend rate (in shares)	$ 0.41875
Series B | 90-Day government of Canada treasury bill rate
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	2.66%
Series E
Class of Stock
Current yield	5.393%
Annual dividend per share	$ 1.34825
Redemption price (in shares)	$ 25
Series E | Five year government of Canada bond yield
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.17%
Series G
Class of Stock
Current yield	4.242%
Annual dividend per share	$ 1.06050
Redemption price (in shares)	$ 25
Series G | Five year government of Canada bond yield
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.06%
Series H
Class of Stock
Redemption price (in shares)	$ 25
Preferred stock floating dividend rate (in shares)	$ 0.44340
Series H | 90-Day government of Canada treasury bill rate
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.06%
Series F
Class of Stock
Redemption price (in shares)	$ 25.50
Preferred stock shares authorized (in shares) | shares	8,000,000